AMENDED AND RESTATED BY-LAWS

OF

CLOUGH GLOBAL EQUITY FUND

AS AMENDED THROUGH OCTOBER 12, 2023

2

ARTICLE IV Officers		15
4.1	Officers of the Trust	15
4.2	Election and Tenure	15
4.3	Removal of Officers	15
4.4	Bonds and Surety	15
4.5	Chairman, Vice Chairman, President, and Vice Presidents	15
4.6	Secretary	16
4.7	Treasurer	16
4.8	Other Officers and Duties	16

ARTICLE V Records and Reports		17
5.1	Maintenance and Inspection of Share Register	17
5.2	Maintenance and Inspection of Declaration of Trust and By-Laws	17
5.3	Maintenance and Inspection of Other Records	17
5.4	Inspection by Trustees	17
5.5	Inspection Generally; Copies of Trust Records; Confidentiality	17

ARTICLE VI Miscellaneous		18
6.1	Contracts and Instruments; How Executed	18
6.2	Fiscal Year	18
6.3	Headings; References	18
6.4	Provisions in Conflict with Law or Regulations	18
6.5	Depositories	19
6.6	Signatures	19
6.7	Seal	19
6.8	No Fiduciary Duty	19
6.9	Litigation	19
6.10	Derivative Actions	20
6.11	Exclusive Forum for Certain Litigation	22

ARTICLE VII Stock Transfers		22
7.1	Transfer Agents, Registrars and the Like	22
7.2	Transfer of Shares	22
7.3	Registered Shareholders	22

ARTICLE VIII Amendment of By-Laws		23
8.1	Amendment and Repeal of By-Laws	23

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CLOUGH GLOBAL EQUITY FUND

AMENDED AND RESTATED BY-LAWS

These By-Laws are made and adopted pursuant to Section 3.8 of the Declaration of Trust establishing the Clough Global Equity Fund (the “Trust”) dated as of January 25, 2005, as from time to time amended (hereinafter called the “Declaration”).

Unless otherwise defined herein, all words and terms capitalized in these By-Laws shall have the meaning or meanings set out for such words or terms in the Declaration.

The term “Continuing Trustee” shall mean any Trustee who (1) has been a Trustee for a period of at least eighteen months, during no part of which time he or she has been an Interested Party (as defined below) or an “affiliated person” (as defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended (“1940 Act”)) of an Interested Party, (2) has been a Trustee since the Trust’s initial public offering of its Shares, or (3) is a successor to a Continuing Trustee who is not an Interested Party or an affiliated person of an Interested Party and was elected or nominated to succeed the Continuing Trustee by a majority of the other Continuing Trustees then in office.

The term “Interested Party” shall mean any person, other than the Trust’s investment adviser or any of its “affiliated persons” (as defined in Section 2(a)(3) of the 1940 Act) or an investment company advised by the Trust’s investment adviser or any of its “affiliated persons” (as defined in Section 2(a)(3) of the 1940 Act), that enters, or proposes to enter, into with the Trust: (1) a merger, consolidation, or statutory share exchange of the Trust with or into any other corporation or entity; (2) the issuance of any securities of the Trust to any Principal Shareholder1 for cash, except as part of an offering in which the Principal Shareholder has no special right to participate as compared to (a) other holders of the same class or series of shares, or (b) investors generally; (3) the sale, lease, exchange, mortgage, pledge, transfer, or other disposition by the Trust (in one or a series of transactions in any 12-month period) to or with any Principal Shareholder of any assets of the Trust having an aggregate fair market value of $1,000,000 or more, except for portfolio transactions (including pledges of portfolio securities in connection with borrowings) effected by the Trust in the ordinary course of business, tender offers, and transactions effected in connection with leverage; (4) the issuance or transfer by the Trust of any securities of the Trust to any person or entity for cash, securities, or other property or assets (or combination thereof) having an aggregate fair market value of $1,000,000 or more, excluding (a) issuances or transfers of debt securities of the Trust, (b) sales of securities of the Trust in connection with a public offering, (c) issuances of securities of the Trust pursuant to a dividend or distribution reinvestment plan adopted by the Trust, (d) issuances of securities of the Trust upon the exercise of any share subscription rights distributed by the Trust, (e) issuances of securities of the Trust for the purposes of leverage, and (f) portfolio transactions effected by the Trust in the ordinary course of business. The term “Interested Party” shall also include any person, other than the Trust’s investment adviser or any of its “affiliated persons” (as defined in Section 2(a)(3) of the 1940 Act) or an investment company advised by the Trust’s investment adviser or any of its “affiliated persons” (as defined in Section 2(a)(3) of the 1940 Act), that enters, or proposes to enter, into with the Trust or its investment adviser any agreement regarding the purchase of Shares by the Trust, such as through a tender offer, or the frequency or amount of distributions to be paid by the Trust.

[1]	The term “Principal Shareholder” shall mean any corporation, person or other entity which is the beneficial owner, directly or indirectly, of more than five percent (5%) of the outstanding Shares of any class of the Trust and shall include any affiliate or associate, as such terms are defined in clause (ii) below, of a Principal Shareholder. For the purposes of this Section, in addition to the Shares which a corporation, person or other entity beneficially owns directly, (a) any corporation, person or other entity shall be deemed to be the beneficial owner of any Shares (i) which it has the right to acquire pursuant to any agreement or upon exercise of the conversion rights or warrants, or otherwise (but excluding share options granted by the Trust) or (ii) which are beneficially owned, directly or indirectly (including Shares deemed owned through application of clause (i) above), by any other corporation, person or entity with which it or its “affiliate” or “associate” (as defined below) has any agreement, arrangement or understanding for the purposes of acquiring, holding, voting or disposing of Shares, or which it or its “affiliate” or “associate” as those terms are defined in Rule l2b-2 under the Securities Exchange Act of 1934, and (b) the outstanding Shares shall include Shares deemed owned through application of clauses (i) and (ii) above but shall not include any other Shares which may be issuable pursuant to any agreement, or upon exercise of conversion rights or warrants, or otherwise.

ARTICLE I

Offices

1.1 Principal Offices. Until changed by the Trustees, the principal office of the Trust shall be in Denver, Colorado.

1.2 Other Offices. The Trust may have offices in such other places outside as well as within the State of Delaware as the Trustees may from time to time determine.

1.3 Registered Office and Registered Agent. The Board of Trustees shall establish a registered office in the State of Delaware and shall appoint a registered agent for service of process.

ARTICLE II

Shareholder Meetings

2.1 Chairman. The Chairman, if any, shall act as chairman at all meetings of the Shareholders; in the Chairman’s absence, the Vice Chairman, if any, shall serve as chairman, and in the absence of the Chairman and Vice Chairman, such person as the Board of Trustees, by vote of at least a majority of the Trustees and at least 2/3 of the Continuing Trustees, may designate.

2.2 Proxies; Voting. At any meeting of Shareholders, any holder of Shares entitled to vote thereat may vote the Shares he or she owns of record in person, by written proxy, or by electronic or telecommunications device if authorized by the Board of Trustees. To the maximum extent permitted by law, the Board of Trustees may provide that proxies may be given by any electronic or telecommunications device or in any other manner, but may also provide that, if a proposal by anyone other than the officers or Trustees is submitted to a vote of the Shareholders, or if there is a proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or Trustees, Shares may be voted only either in person or by written proxy that is not given by any electronic or telecommunications means.

Each full share represented at a meeting of Shareholders shall have one vote, all as provided in Article VI of the Declaration.

2.3 Fixing Record Dates. For the purpose of determining the Shareholders who are entitled to notice of or to vote or act at any meeting, including any adjournment thereof, or who are entitled to participate in any dividends, or for any other proper purpose, by vote of at least a majority of the Trustees and at least 2/3 of the Continuing Trustees, the Board may from time to time, without closing the transfer books, fix a record date in the manner provided in Section 6.3 of the Declaration. If the Board does not prior to any meeting of Shareholders so fix a record date or close the transfer books, then the date of mailing notice of the meeting or the date upon which the dividend resolution is adopted, as the case may be, shall be the record date.

2.4 Inspectors of Election. In advance of any meeting of Shareholders, by vote of at least a majority of the Trustees and at least 2/3 of the Continuing Trustees, the Board may appoint Inspectors of Election to act at the meeting or any adjournment thereof. If Inspectors of Election are not so appointed, the Chairman, if any, of any meeting of Shareholders may sua sponte, or at the request of any Shareholder or group of Shareholders holding not less than ten percent (10%) of the Shares entitled to vote at such meeting shall, appoint Inspectors of Election of the meeting. The number of Inspectors shall be either one or three. In case any person appointed as Inspector fails to appear or fails or refuses to act, the vacancy may be filled by appointment made by a vote of at least a majority of the Trustees and at least 2/3 of the Continuing Trustees in advance of the convening of the meeting or at the meeting by the person acting as Chairman. The Inspectors of Election shall determine the number of Shares outstanding, the Shares represented at the meeting, the existence of a quorum, and the authenticity, validity and effect of proxies, shall receive votes, ballots or consents, shall hear and determine all challenges and questions in any way arising in connection with the right to vote, shall count and tabulate all votes or consents, determine the results, and do such other acts as may be proper to conduct the election or vote with fairness to all Shareholders. If there are three Inspectors of Election, the decision, act or certificate of a majority is effective in all respects as the decision, act or certificate of all. On request of the Chairman, the Inspectors of Election shall make a report in writing of any challenge or question or matter determined by them and shall execute a certificate of any facts found by them.

Any person serving as an inspector of election shall first subscribe an oath or affirmation to execute faithfully his or her duties with strict impartiality and according to the best of his or her ability.

2.5 Records at Shareholder Meetings. At each meeting of the Shareholders, there shall be made available for inspection at a convenient time and place during normal business hours, if requested in writing at least ten (10) business days prior to the meeting by Shareholders, the minutes of the previous Annual or Special Meeting of Shareholders of the Trust and a list of the Shareholders of the Trust, as of the record date of the meeting or the date of closing of transfer books, as the case may be. Such list of Shareholders shall contain the name and the address of each Shareholder and the number of Shares owned by such Shareholder. Shareholders shall have such other rights and procedures of inspection of the books and records of the Trust as are provided in these By-Laws.

2.6 Notice of Shareholder Business. At any annual or special meeting of the Shareholders, only such individuals who have been nominated in accordance with these ByLaws and meet the requirements set out in these By-Laws shall be eligible for election by Shareholders to the Board of Trustees, and only such business shall be conducted as shall have been properly brought before the meeting. To be properly brought before an annual or special meeting, the business must be (i) specified in the notice of meeting (or any supplement thereto) given by or at the direction of the Board of Trustees, by vote of at least a majority of the Trustees and at least 2/3 of the Continuing Trustees, (ii) otherwise properly brought before the meeting by or at the direction of the Board of Trustees, by vote of at least a majority of the Trustees and at least 2/3 of the Continuing Trustees, or (iii) otherwise, and only to the extent required by law, (1) properly brought before the meeting by a Shareholder (or beneficial owner of Shares) who is entitled to vote at the meeting, complies with the notice procedure set out in these By-Laws and who is a Shareholder continuously (A) at the time such notice is delivered to the Secretary of the Trust, (B) on the record date for the determination of Shareholders entitled to notice of and to vote at such meeting, and (C) on the date of such meeting including any adjournment thereof; and (2) constitutes a proper subject to be brought before the meeting. For purposes of this Section 2.6, “nomination” shall include the writing in of the name of an individual for election as a Trustee, commonly referred to as a “write-in”, on a proxy or ballot.

For nominations or business to be properly brought before an annual or, if permitted by Section 2.7 of these By-Laws, a special meeting by a Shareholder (or beneficial owner of Shares), the Shareholder must have given timely notice thereof in writing to the Secretary of the Trust. To be timely, any such notice shall set out all information required by these By-Laws and must be delivered or mailed and received at the principal executive office of the Trust: (i) not earlier than the 150th day and not later than the 120th day prior to the first anniversary of the date of the Trust’s proxy statement for the preceding year’s annual meeting; or (ii) on the 10th day following the day on which notice of the date of the special meeting was given or public disclosure of the date of the special meeting was made. The public disclosure of a postponement or adjournment of an annual or special meeting shall not commence a new time period for the giving of a shareholder’s notice as described above.

Any such notice by a Shareholder (or beneficial owner of Shares) shall set out as to each matter the Shareholder (or beneficial owner of Shares) proposes to bring before the annual or special meeting, including a proposal to nominate a candidate for the Board of Trustees:

(i)	a brief description of the business desired to be brought before the annual or special meeting, the text of the proposal or description of the business (including the text of any resolutions proposed for consideration) proposed to be considered, the reasons for conducting such business at the annual or special meeting, and any material interest in such business of such Shareholder and the beneficial owner, if any, on whose behalf the proposal is made; and

(ii)	as to the Shareholder giving the notice and the beneficial owners, if any, on whose behalf the proposal is made:

a.	the name and address, as they appear on the Trust’s books, of the Shareholder proposing such business or nomination and the name and address of such beneficial owner,

b.	the class and number of Shares of the Trust, which are owned beneficially and of record by the Shareholder and such beneficial owner and any Person who has a Disclosable Relationship[1] with such Shareholder and beneficial owner (a “Shareholder Associate”) and, if applicable, the proposed nominee to the Board of Trustees as of the date of such notice (which information shall be supplemented by the Shareholder as of the record date established for the meeting and received by the Secretary of the Trust not later than 5 business days after the record date) and the date such Shares were acquired and a statement regarding whether such Shares were intended to be held as long-term investments at the time of acquisition,

c.	the name of each nominee holder of Shares owned beneficially but not of record by such Shareholder and such beneficial owner and their respective Shareholder Associates, the number of such Shares held by each such nominee holder (which information shall be supplemented by the Shareholder as of the record date established for the meeting and received by the Secretary of the Trust not later than 5 business days after the record date) and the date such Shares were acquired and statements regarding whether such Shares were intended to be held as long-term investments at the times of acquisition,

d.	a description of any agreement, arrangement or understanding (whether written or oral) with respect to the proposal between or among such Shareholder and such beneficial owner, any of their respective Shareholder Associates, and any other Person or Persons (including their names) in connection with the proposal of such business and any material interest of such Person or any Shareholder Associate of such Person, in such business, including any anticipated benefit therefrom to such Person, or any Shareholder Associate of such Person,

e.	a description of any agreement, arrangement or understanding, whether written or oral (including any derivative or short positions, profit interests, options, warrants, stock appreciation or similar rights, hedging transactions, and borrowed or loaned Shares), that has been entered into by, or on behalf of, such Shareholder and such beneficial owners or their respective Shareholder Associates, the effect or intent of which is to mitigate loss to, manage risk or benefit of Share price changes for, or increase or decrease the voting power of, such Shareholder or such beneficial owner or their respective Shareholder Associates, with respect to Shares of the Trust, including independently verifiable information in support of the foregoing,

[1]	“Disclosable Relationship” with respect to another Person means (A) the existence at any time during the current calendar year or at any time within the two most recently completed calendar years of any agreement, arrangement, understanding (whether written or oral) or practice, including sharing of information, decisions or actions, of a Person with such other Person with respect to the Trust or Shares, (B) the beneficial ownership of securities of any Person known by such other Person to beneficially own Shares of the Trust and of which such Person knows such other Person also beneficially owns any securities, (C) sharing beneficial ownership of any securities with such other Person, (D) being an immediate family member of such other Person, (E) the existence at any time during the current calendar year or at any time within the two most recently completed calendar years of a material business or professional relationship with such other Person or with any Person of which such other Person is a holder of 5% or more of the outstanding voting securities, officer, director, general partner, managing member or employee or (F) controlling, being controlled by or being under common control with such other Person.

f.	a description of all commercial and professional relationships and transactions between or among such Shareholder and such beneficial owners or their respective Shareholder Associates, and any other Person or Persons known to such Shareholder and such beneficial owners or their respective Shareholder Associates to have a material interest in the matter that is the subject of such notice,

g.	a representation that the Shareholder is a holder of record or beneficial owner of Shares entitled to vote (together with proof thereof as would meet the requirements that are to be included in the Trust’s proxy statements pursuant to Rule 14a-8 under the Securities and Exchange Act of 1934, as amended (“Exchange Act”), and otherwise may be requested by the Board of Trustees or an officer of the Trust) at such meeting and intends to appear (or have a qualified representative of the Shareholder appear) in person or by proxy at the meeting to propose such business,

h.	all other information regarding the proposal that would be required to be disclosed in a proxy statement and any other information reasonably necessary to ensure the completeness and accuracy of the information provided,

i.	a representation whether the Shareholder or the beneficial owner, if any, intends or is part of a group which intends (1) to deliver a proxy statement and/or form of proxy to holders of at least the percentage of the Trust’s outstanding Shares required to approve or adopt the proposal (or if a plurality vote is required to adopt the proposal, the percentage of the Trust’s outstanding Shares expected to be solicited by the Shareholder) and/or (2) otherwise to solicit proxies from Shareholders in support of such proposal, and

j.	a statement certifying as to the completeness and accuracy of the information provided.

In addition, if a Shareholder (or beneficial owner of Shares) has proposed the nomination of one or more persons to serve as a Trustee of the Trust, the following shall be provided with the notice:

(iii)	as to each individual whom the Shareholder or the beneficial owner proposes to nominate for election as a Trustee (a “Proposed Nominee”) and each Person who has a Disclosable Relationship with such Proposed Nominee (“Proposed Nominee Associate”):

a.	the name, age, business address and residence address of such Proposed

Nominee and each Proposed Nominee Associate of such Proposed Nominee;

b.	the principal occupation or employment of such Proposed Nominee,

c.	the class and number of Shares of the Trust which are owned beneficially and of record by such Proposed Nominee and each Proposed Nominee Associate of such Proposed Nominee (which information shall be supplemented by the Shareholder or Proposed Nominee as of the record date established for the meeting and received by the Secretary of the Trust not later than 5 business days after the record date) and the date such Shares were acquired and a statement regarding whether such Shares were intended to be held as long-term investments at the time of acquisition,

d.	the name of each nominee holder of Shares of the Trust owned beneficially but not of record by such Proposed Nominee and each Proposed Nominee Associate of such Proposed Nominee, and the number of such Shares held by each such nominee holder (which information shall be supplemented by the Shareholder or Proposed Nominee as of the record date established for the meeting and received by the Secretary of the Trust not later than 5 business days after the record date) and the date such Shares were acquired and statements regarding whether such Shares were intended to be held as long-term investments at the times of acquisition,

e.	a description of any agreement, arrangement or understanding, whether written or oral (including any derivative or short positions, profit interests, options, warrants, stock appreciation or similar rights, hedging transactions, and borrowed or loaned Shares), that has been entered into as of the date of the Shareholder’s notice by, or on behalf of, such Proposed Nominee and each Proposed Nominee Associate of such Proposed Nominee, the effect or intent of which is to mitigate loss to, manage risk or benefit of Share price changes for, or increase or decrease the voting power of, such Proposed Nominee and each Proposed Nominee Associate of such Proposed Nominee, with respect to Shares of the Trust;

f.	a description of all agreements, arrangements, or understandings (whether written or oral) between such Proposed Nominee and any Proposed Nominee Associate of such Proposed Nominee related to, and any material interest of such Proposed Nominee Associate in, such nomination, including any anticipated benefit therefrom to such Proposed Nominee Associate,

g.	a description of all commercial and professional relationships and transactions between or among such Proposed Nominee or any Proposed Nominee Associate, and any other Person or Persons known to such Proposed Nominee or Proposed Nominee Associate to have a material interest in such nomination, including the nominating Shareholder and Shareholder Associates,

h.	a representation as to whether such Proposed Nominee is believed to be an “interested person,” as defined in Section 2(a)(19) of the 1940 Act and meets the other legal requirements to serve as a Trustee, including the rules adopted by the principal listing exchange upon which Shares are listed, including the rules adopted pursuant to Rule 10A-3, and information regarding such individual that is sufficient, in the discretion of the Board of Trustees or any committee thereof, to examine such determinations,

i.	a representation that the Proposed Nominee satisfies the Trustee Qualifications as set out in Article III of these By-Laws, and information regarding such individual that is sufficient, in the discretion of the Board of Trustees or any committee thereof, to examine such representation,

j.	any other information relating to such Proposed Nominee that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitations of proxies for election of directors in a solicitation subject to Rule 14a-12(c) of the Exchange Act, whether or not the shareholder submitting the notice intends to deliver a proxy statement or solicit proxies and whether or not an election contest is involved, and any other information reasonably necessary to ensure the completeness and accuracy of the information provided, and

k.	such Proposed Nominee’s written consent to being named as a nominee and to serving as a Trustee if elected.

(iv)	Any notice of a Shareholder’s intent to nominate a Proposed Nominee must be accompanied by a certificate executed by the Proposed Nominee certifying that such Proposed Nominee (a) is not, and will not become a party to, any agreement, arrangement or understanding (whether written or oral) with any Person other than the Trust in connection with service or action as a Trustee of the Trust that has not been disclosed to the Trust, (b) will serve as a Trust of the Trust if elected, and (c) satisfies the Trustee Qualifications of these By-Laws.

(v)	The Trust may require any Proposed Nominee to complete, and return to the Trust within 5 business days of such request, a Trustee questionnaire in such form as the Board of Trustees deems appropriate, undergo a background check or furnish such other information as the Trustees may reasonably require to determine the eligibility of such Proposed Nominee to serve as a Trustee of the Trust.

A Shareholder providing notice of any business proposed to be brought before a meeting of Shareholders shall further update and supplement such notice, if necessary, so that the information provided or required to be provided in such notice pursuant to these By-Laws shall be true and correct as of the record date for determining the Shareholders entitled to receive notice of the meeting of Shareholders and such update and supplement shall be received by the Secretary at the principal executive offices of the Trust not later than five (5) business days after the record date for determining the Shareholders entitled to receive notice of the meeting of Shareholders.

If information submitted pursuant to this Section 2.6 by any Shareholder shall be inaccurate in any way, such information may be deemed not to have been provided in accordance with this Section 2.6. Any such Shareholder shall notify the Trust of any inaccuracy or change (within two business days of becoming aware of such inaccuracy or change) in any such information. Upon written request by the Secretary of the Trust or the Board of Trustees, any such Shareholder shall provide, within five business days of delivery of such request (or such other period as may be specified in such request), (A) written verification, satisfactory, in the discretion of the Board of Trustees or any authorized officer of the Trust, to demonstrate the accuracy of any information submitted by the Shareholder pursuant to this Section 2.6, and (B) a written update of any information (including, if requested by the Trust, written confirmation by such Shareholder that it continues to intend to bring such nomination) submitted by the Shareholder pursuant to this Section 2.6 as of an earlier date. If a Shareholder fails to provide such written verification or written update within such period, the information as to which written verification or a written update was requested may be deemed not to have been provided in accordance with this Section 2.6 and, accordingly, may be deemed to be insufficient for purposes of this Section.

The foregoing notice requirements of this section shall be deemed satisfied by a Shareholder if the Shareholder has notified the Trust of his, her or its intention to present a proposal at a meeting in compliance with Rule 14a-8 promulgated under the Exchange Act (or any successor provision of law) and such Shareholder’s proposal has been included in a proxy statement that has been prepared by the Trust to solicit proxies for such meeting.

Notwithstanding anything in these By-Laws to the contrary, no business, including nominations, shall be conducted at any annual or special meeting except in accordance with the procedures set forth in this Section 2.6. The Chairman of the annual or special meeting shall, if the facts warrant, determine and declare to the meeting that business was not properly brought before the meeting in accordance with the provisions of this Section 2.6, and, if the Chairman should determine, the Chairman shall so declare to the meeting that any such business not properly brought before the meeting shall not be considered or transacted.

2.7 Special Meetings. Except as otherwise required by law, special meetings of the Shareholders may be called only by: (i) the Board of Trustees pursuant to a resolution approved by the affirmative vote of a majority of the Trustees and 2/3 of the Continuing Trustees then in office; (ii) the Chairman, if one is elected, or (iii) the President. If called by the foregoing in response to a request by one or more Shareholders, the Shareholder(s) requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such Shareholders, unless waived by a vote of at least a majority of the Trustees and at least 2/3 of the Continuing Trustees. Only those matters set out in the notice of the special meeting may be considered or acted upon at such special meeting, unless otherwise provided by law. The Chairman of the special meeting shall, if the facts warrant, determine and declare to the meeting that business was not properly brought before the meeting or is not a proper subject for the meeting; any such business shall not be considered or transacted.

2.8 Requirement to Appear at Meeting. Notwithstanding anything to the contrary in the foregoing provisions of this Article II, unless otherwise required by law, if the Shareholder (or a qualified representative of the Shareholder) wishing to submit a proposal does not appear at the annual or special meeting of Shareholders of the Trust to present proposed business, such proposed business shall not be transacted, notwithstanding that proxies in respect of such vote may have been received by the Trust. For purposes hereof, to be considered a qualified representative of the Shareholder, a Person must be a duly authorized officer, manager or partner of such Shareholder or must be authorized by a writing executed by such Shareholder delivered by such Shareholder to the Secretary of the Trust in writing at least ten business days in advance of the Shareholder meeting to act for such Shareholder as proxy at the meeting of Shareholders.

2.9 Required Compliance with Exchange Act. A Shareholder shall also comply with all applicable requirements of the Exchange Act and the rules and regulations thereunder with respect to the matters set forth in this Article II; provided however, that any references in these By-Laws to the Exchange Act or the rules promulgated thereunder are not intended to and shall not limit any requirements applicable to proposals as to any business to be considered pursuant to this Article II, and compliance with these By-Laws shall be the exclusive means for a shareholder to submit business (other than matters brought properly under and in compliance with Rule 14a-8 under the Exchange Act (or any successor provision of law)).

2.10 Time and Location. Meetings of Shareholders shall be held at such time and place as a majority of the Trustees and 2/3 of the Continuing Trustees shall designate.

2.11 Order of Business. The order of business at all meetings of Shareholders shall be as determined by the Chairman of the meeting. The Chairman of the meeting may prescribe such rules, regulations, and procedures and take such action as, in the discretion of such Chairman, are appropriate for the proper conduct of the meeting, including, without limitation, (a) restricting entry to the meeting to only persons present at the commencement of the meeting; (b) limiting attendance at the meeting to Shareholders of record of the Trust, their duly authorized proxies and other such individuals as the Chairman of the meeting may determine; (c) limiting participation at the meeting on any matter to Shareholders of record of the Trust entitled to vote on such matter, their duly authorized proxies and other such individuals as the Chairman of the meeting may determine; (d) limiting the time allotted to questions or comments by participants; (e) determining when and for how long the polls should be open and when the polls should be closed; (f) maintaining order and security at the meeting; (g) removing any Shareholder or any other individual who refuses to comply with meeting procedures, rules or guidelines as set forth by the Chairman of the meeting; (h) concluding a meeting or recessing or adjourning the meeting to a later date and time and at a place announced at the meeting; and (i) complying with any state and local laws and other regulations concerning safety and security. Unless otherwise determined by the Chairman of the meeting, meetings of Shareholders shall not be required to be held in accordance with the rules of parliamentary procedure.

ARTICLE III

Trustees

3.1 Annual and Regular Meetings. Meetings of the Trustees shall be held from time to time upon the call of the Chairman, if any, the Vice Chairman, if any, the President, the Secretary or a majority of the Trustees. Regular meetings of the Trustees may be held without call or notice and shall generally be held quarterly. Neither the business to be transacted at, nor the purpose of, any meeting of the Board of Trustees need be stated in the notice or waiver of notice of such meeting, and no notice need be given of action proposed to be taken by written consent. Members of the Board of Trustees or any committee thereof may participate in a meeting by means of a conference telephone, video conference or similar communications equipment if all persons participating in the meeting can hear each other at the same time. Participation in a meeting by these means constitutes presence in person at the meeting, except that for purposes of actions required to be made “in person” by the 1940 Act, participation by such means shall not constitute “in person” participation except to the extent permitted by the 1940 Act, any exemption therefrom or any interpretation thereof by the Securities Exchange Commission or its staff.

3.2 Chairman; Records. The Chairman, if any, shall act as chairman at all meetings of the Trustees; in absence of a chairman, the Vice Chairman shall act as Chairman and in the absence of the Chairman and Vice Chairman, the Trustees present shall elect one of their numbers to act as temporary chairman. The results of all actions taken at a meeting of the Trustees, or by written consent of the Trustees, shall be recorded by the person appointed by the Board of Trustees as the meeting Secretary.

3.3 Reliance. Each Trustee shall, in the performance of his or her duties with respect to the Trust, be entitled to rely on any information, opinion, report or statement, including any financial statement or other financial data, prepared or presented by an officer or employee of the Trust whom the Trustee reasonably believes to be reliable and competent in the matters presented, by a lawyer, certified public accountant or other person, as to a matter which the Trustee reasonably believes to be within the person’s professional or expert competence, or, by a committee of the Board on which the Trustee does not serve, as to a matter within its designated authority, if the Trustee reasonably believes the committee to merit confidence.

3.4 Ratification. The Board of Trustees may ratify and make binding on the Trust any action or inaction by the Trust or its officers to the extent that the Board of Trustees could have originally authorized the matter. Moreover, any action or inaction questioned in any Shareholders’ derivative proceeding or any other proceeding on the ground of lack of authority, defective or irregular execution, adverse interest of a Trustee, officer or Shareholder, non-disclosure, miscomputation, the application of improper principles or practices of accounting or otherwise, may be ratified, before or after judgment, by the Board of Trustees, and if so ratified, shall have the same force and effect as if the questioned action or inaction had been originally duly authorized, and such ratification shall be binding upon the Trust and its Shareholders and shall constitute a bar to any claim or execution of any judgment in respect of such questioned action or inaction.

3.5 Non-Disclosure Agreement. If directed by 2/3 of the Continuing Trustees, a Trustee shall be required as a condition to his or her service as a Trustee to execute and deliver to the Trust an agreement (in such form and with such content as the Board of Trustees shall approve) requiring all information received in a Person’s capacity as a Trustee of the Trust to be held confidential.

3.6 Requirement to Adhere to Trust Policies. If directed by 2/3 of the Continuing Trustees, a Trustee shall be required as a condition to his or her service as a Trustee to execute and deliver to the Trust an acknowledgement of the policies of the Trust upon taking office as a Trustee and after any change in such policies of the Trust. Failure to adhere to any policies shall constitute grounds for the removal of the Trustee for “Cause” as provided in Section 2.3 of the Declaration.

3.7 Qualifications. Only individuals satisfying the following qualification requirements (the “Trustee Qualifications”) applicable to all Trustees may be nominated, elected, appointed or seated and qualify (“nominated or seated”) to serve as a Trustee unless a majority of the Trustees and 2/3 of the Continuing Trustees then in office shall have determined by resolution that failure to satisfy a particular qualification requirement will not present undue conflicts or impede the ability of the individual to discharge the duties of a Trustee or the free flow of information among Trustees or between the Trust’s investment adviser, investment sub-adviser (if any) or other service providers and the Board of Trustees:

(i)	an individual nominated or seated as a Trustee shall not be under legal disability and must be at least thirty-five (35) years of age and not older than is permitted under the retirement policy of the Trust (if any);

(ii)	an individual nominated or seated as a Trustee shall, at the time the individual is nominated or seated, serve as a director or trustee of no more than five (5) companies having securities registered under the Exchange Act or treated as public reporting companies under any comparable regulatory regime (investment companies having the same investment adviser or administrator, or having investment advisers or administrators in a control relationship with each other, shall all be counted as a single company for this purpose);

(iii)	an individual nominated or seated as a Trustee shall not be an employee, officer, partner, member, director, trustee or record or beneficial owner of 5% or more of any class of securities of (A) any investment adviser or person in a control relationship with such investment adviser (other than the Trust’s investment adviser, investment sub-adviser (if any) or any investment adviser in a control relationship with the Trust’s investment adviser or investment sub-adviser); (B) any collective investment vehicle, including the Trust, primarily engaged in the business of investing in “investment securities (as defined in the 1940 Act) (provided, however, that this subsection (iii) (B) shall not apply if 2/3 of the continuing Trustees determine that such relationship will not disadvantage the Trust); or (C) an entity controlling or controlled by any investment adviser (other than the Trust’s investment adviser or investment sub-adviser (if any) or any investment adviser in a control relationship with the Trust’s investment adviser or investment sub-adviser (if any) or any person in a control relationship with any of the foregoing); provided, however, that this subsection (iii) also shall not preclude an employee, officer, partner, member, director, trustee or record or beneficial owner of 5% or more of any class of securities owned by any administrator of the Trust or person in a control relationship with an administrator of the Trust from being nominated or seated as a trustee;

(iv)	an individual nominated or seated as a Trustee shall not have been charged (unless such charges were dismissed or the individual was otherwise exonerated) with a criminal offense involving moral turpitude, dishonesty, breach of fiduciary duty or breach of trust, or have been convicted or have pled guilty or nolo contendere with respect to a felony under the laws of the United States or any state thereof;

(v)	an individual nominated or seated as a Trustee shall not be and shall not have been subject to any censure, order, consent decree (including consent decrees in which the respondent has neither admitted nor denied the findings) or adverse final action of any federal, state or foreign governmental or regulatory authority (including self regulatory organizations), barring or suspending such individual from participation in or association with any investment-related business or restricting such individual’s activities with respect to any investment-related business (collectively, “Prohibited Conduct”), nor shall an individual nominated or seated as a Trustee be the subject of any investigation or proceeding that could reasonably be expected to result (in the judgment of the Board) in an individual nominated or seated as a Trustee failing to satisfy the requirements of this clause (v), nor shall any individual nominated or seated as a Trustee be or have engaged in any conduct which has resulted in, or could have reasonably been expected or would reasonably be expected to result (in each case, in the judgment of the Board) in, the Securities and Exchange Commission censuring, placing limitations on the activities, functions, or operations of, suspending, or revoking the registration of any investment adviser under Section 203(e) or (f) of the Investment Advisers Act of 1940;

(vi)	an individual nominated or seated as a trustee shall not be and shall not have been the subject of any of the ineligibility provisions contained in Section 9(a) of the 1940 Act that would result in, or could have reasonably been expected or would reasonably be expected to result in such individual or a company of which such individual is an affiliated person (as defined in Section 2(a)(3) of the 1940 Act) being ineligible, in the absence of an exemptive order under Section 9(c) of the 1940 Act, to serve or act in the capacity of employee, officer, director, member of an advisory board, investment adviser, or depositor of any registered investment company, or principal underwriter for any registered investment company, registered unit investment trust, or registered face-amount certificate company;

(vii)	an individual nominated or seated as a trustee shall not be and shall not have been the subject of any of the ineligibility provisions contained in Section 9(b) of the 1940 Act that, in the absence of an exemptive order under Section 9(c) of the 1940 Act, would permit, or could reasonably have been expected or would reasonably be expected to permit (in each case, in the judgment of the Board) the Securities and Exchange Commission by order to prohibit, conditionally or unconditionally, either permanently or for a period of time, such individual from serving or acting as an employee, officer, director, member of an advisory board, investment adviser or depositor of, or principal underwriter for, a registered investment company or affiliated person (as defined in Section 2(a)(3) of the 1940 Act) of such investment adviser, depositor, or principal underwriter;

(viii)	an individual nominated or seated as an “Independent Trustee” shall not be an “interested person,” as defined under Section 2(a)(19) of the 1940 Act, of the Trust;

(ix)	an individual nominated or seated as a Trustee shall not be the beneficial owner of, or be a person party to an agreement, arrangement, understanding, or practice for sharing information or decisions concerning Shareholder actions or the acquisition, disposition, or voting of Shares with any person(s) who in the aggregate is or are the beneficial owners of, 5% or more of the outstanding shares of any class of Shares (each such person other than the Trust’s investment adviser, any investment adviser in a control relationship with the Trust’s investment adviser, or any person in a control relationship with any of the foregoing, a “5% Holder”) or any pooled investment vehicle primarily engaged in the business of investing in “investment securities” (as defined in the 1940 Act) (an “investment fund”) or any company or companies controlled by such investment fund which in the aggregate beneficially own (A) more than three percent (3%) of the outstanding voting shares of the Trust, (B) securities issued by the Trust having an aggregate value in excess of five percent (5%) of the total assets of such investment fund and any company or companies controlled by such investment fund, (C) securities issued by the Trust and by all other investment funds having an aggregate value in excess of ten percent (10%) of the total assets of the investment fund making such investment and any company or companies controlled by the investment fund making such investment, or (D) together with other investment funds having the same investment adviser and companies controlled by such investment funds, more than ten percent (10%) of the total outstanding shares of the Trust (an investment fund making such investment(s) and any company or companies controlled by it in the aggregate owning securities in excess of the amounts set forth in (A), (B), (C) or (D), but excluding any investment fund managed by the Trust’s investment adviser, investment sub-adviser (if any) or an investment adviser in a control relationship with the Trust’s investment adviser or investment sub-adviser, being referred to as a “12(d) Holder”) and shall not have a disclosure relationship with a 5% Holder or 12(d) Holder;

(x)	an individual nominated or seated as a Trustee shall not, and any immediate family member of such nominee shall not, be employed or have been employed within the last two full calendar years and the current year by or have, or have had within the last two full calendar years and the current year, any material commercial or professional relationship with any 5% Holder or 12(d) Holder, or by any person who controls, is controlled by, under common control with or acts in concert with a 5% Holder or 12(d) Holder;

(xi)	an individual nominated or seated as a Trustee shall not, and any immediate family member of such nominee shall not, have accepted directly or indirectly, during the calendar year of the election for which such individual is nominated or seated, or during the immediately preceding two calendar years, any consulting, advisory, or other compensatory fee from any 5% Holder or 12(d) Holder or from any person who controls, is controlled by, is under common control with or acts in concert with any 5% Holder or 12(d) Holder;

(xii)	an individual nominated or seated as a Trustee shall not, and any immediate family member of such nominee shall not, be an officer, director, trustee, partner or managing member (or person performing similar functions) of any 12(d) Holder or of any person who controls, is controlled by, is under common control with or is acting in concert with a 12(d) Holder; and

(xiii)	an individual nominated or seated as a Trustee shall not, and any immediate family member of such nominee shall not, control or act in concert with any 12(d) Holder or any person who controls, is controlled by, is under common control with or is acting in concert with a 12(d) Holder.

ARTICLE IV

Officers

4.1 Officers of the Trust. The officers of the Trust shall consist of a Chairman, if any, a Vice Chairman, if any, a President, a Secretary, a Treasurer and such other officers or assistant officers as may be elected or authorized by a majority of the Trustees and 2/3 of the Continuing Trustees. Any two or more of the offices may be held by the same Person, except that the same person may not be both President and Secretary. The Chairman, if any, and Vice Chairman, if any, shall be a Continuing Trustee, but no other officer of the Trust need be a Trustee.

4.2 Election and Tenure. All officers shall serve at the pleasure of the Trustees or until their successors have been duly elected or appointed and qualify. The Trustees may fill any vacancy in office or add any additional officers at any time by vote of a majority of the Trustees and 2/3 of the Continuing Trustees.

4.3 Removal of Officers. Any officer may be removed at any time, with or without cause, by action of a majority of the Trustees and 2/3 of the Continuing Trustees. This provision shall not prevent the making of a contract of employment for a definite term with any officer and shall have no effect upon any cause of action which any officer may have as a result of removal in breach of a contract of employment. Any officer may resign at any time by notice in writing signed by such officer and delivered or mailed to the Chairman, if any, Vice Chairman, if any, President, or Secretary, and such resignation shall take effect immediately upon receipt by the Chairman, if any, Vice Chairman, if any, President, or Secretary, or at a later date according to the terms of such notice in writing.

4.4 Bonds and Surety. Any officer may be required by the Trustees to be bonded for the faithful performance of such officer’s duties in such amount and with such sureties as the Trustees may determine.

4.5 Chairman, Vice Chairman, President, and Vice Presidents. The Chairman, if any, or the Vice Chairman, if any, in the Chairman’s absence shall preside at all meetings of the Trustees and shall exercise and perform such other powers and duties as may be from time to time assigned to such person by the Trustees. The President, if any, or in the President’s absence such person appointed by the Trustees, shall preside at all meetings of the Shareholders. Subject to such supervisory powers, if any, as may be given by the Trustees to the Chairman, if any, and Vice Chairman, if any in the Chairman’s absence, the President shall be the chief executive officer of the Trust and, subject to the control of the Trustees, shall have general supervision, direction and control of the business of the Trust and of its employees and shall exercise such general powers of management as are usually vested in the office of President of a corporation. Subject to direction of the Trustees, the Chairman, if any, the Vice Chairman, if any, and the President shall each have power in the name and on behalf of the Trust to execute any and all loans, documents, contracts, agreements, deeds, mortgages, registration statements, applications, requests, filings and other instruments in writing, and to employ and discharge employees and agents of the Trust. Unless otherwise directed by the Trustees, the Chairman, if any, the Vice Chairman, if any, and the President shall each have full authority and power, on behalf of all of the Trustees, to attend and to act and to vote, on behalf of the Trust at any meetings of business organizations in which the Trust holds an interest, or to confer such powers upon any other persons, by executing any proxies duly authorizing such persons. The Chairman, if any, the Vice Chairman, if any, and the President shall have such further authorities and duties as the Trustees shall from time to time determine. In the absence or disability of the President, the Vice-Presidents in order of their rank as fixed by the Trustees or, if more than one and not ranked, the Vice-President designated by the Trustees, shall perform all of the duties of the President, and when so acting shall have all the powers of and be subject to all of the restrictions upon the President. Subject to the direction of the Trustees, and of the President, each Vice-President shall have the power in the name and on behalf of the Trust to execute any and all instruments in writing, and, in addition, shall have such other duties and powers as shall be designated from time to time by the Trustees or by the President.

4.6 Secretary. The Secretary shall maintain the minutes of all meetings of, and record all votes of, Shareholders, Trustees and the Executive Committee, if any. The Secretary shall be custodian of the seal of the Trust, if any, and the Secretary (and any other person so authorized by the Trustees) shall affix the seal, or if permitted, facsimile thereof, to any instrument executed by the Trust which would be sealed by a Delaware business corporation executing the same or a similar instrument and shall attest the seal and the signature or signatures of the officer or officers executing such instrument on behalf of the Trust. The Secretary shall also perform any other duties commonly incident to such office in a Delaware business corporation, and shall have such other authorities and duties as the Trustees shall from time to time determine.

4.7 Treasurer. Except as otherwise directed by the Trustees, the Treasurer shall have the general supervision of the monies, funds, securities, notes receivable and other valuable papers and documents of the Trust, and shall have and exercise under the supervision of the Trustees and of the President all powers and duties normally incident to the office. The Treasurer may endorse for deposit or collection all notes, checks and other instruments payable to the Trust or to its order. The Treasurer shall deposit all funds of the Trust in such depositories as the Trustees shall designate. The Treasurer shall be responsible for such disbursement of the funds of the Trust as may be ordered by the Trustees or the President. The Treasurer shall keep accurate account of the books of the Trust’s transactions which shall be the property of the Trust, and which together with all other property of the Trust in the Treasurer’s possession, shall be subject at all times to the inspection and control of the Trustees. Unless the Trustees shall otherwise determine, the Treasurer shall be the principal accounting officer of the Trust and shall also be the principal financial officer of the Trust. The Treasurer shall have such other duties and authorities as the Trustees shall from time to time determine. Notwithstanding anything to the contrary herein contained, the Trustees may authorize any adviser, custodian, administrator, manager or transfer agent to maintain bank accounts and deposit and disburse funds of any Series of the Trust on behalf of such Series.

4.8 Other Officers and Duties. The Trustees, by a vote of the majority of the Trustees and 2/3 of the Continuing Trustees, may elect such other officers and assistant officers as they shall from time to time determine to be necessary or desirable in order to conduct the business of the Trust. Assistant officers shall act generally in the absence of the officer whom they assist and shall assist that officer in the duties of the office. Each officer, employee and agent of the Trust shall have such other duties and authority as may be conferred upon such person by the Trustees or delegated to such person by the President.

ARTICLE V

Records and Reports

5.1 Maintenance and Inspection of Share Register. The Trust shall keep at its offices or at the office of its transfer or other agent, records of its Shareholders, that provide the names and addresses of all Shareholders and the number of Shares held by each Shareholder. Such records may be inspected during the Trust’s regular business hours by any Shareholder, or its duly authorized representative, upon reasonable written demand to the Trust (which shall be at least 10 days in advance), for any purpose reasonably related to such Shareholder’s interest as a Shareholder.

5.2 Maintenance and Inspection of Declaration of Trust and By-Laws. The Trust shall keep at its offices the original or a copy of the Declaration and these By-Laws, as amended or restated from time to time, where they may be inspected during the Trust’s regular business hours by any Shareholder, or its duly authorized representative, upon reasonable written demand to the Trust (which shall be at least 10 days in advance), for any purpose reasonably related to such Shareholder’s interest as a Shareholder.

5.3 Maintenance and Inspection of Other Records. The accounting books and records and minutes of proceedings of the Shareholders, the Board, any committee of the Board or any advisory committee shall be kept at such place or places designated by the Board or, in the absence of such designation, at the offices of the Trust. The minutes and the accounting books and records shall be kept either in written form or in any other form capable of being converted into written form.

5.4 Inspection by Trustees. Every Trustee shall have the right during the Trust’s regular business hours to inspect all books, records, and documents of every kind of the Trust.

5.5 Inspection Generally; Copies of Trust Records; Confidentiality. If information is requested by a Shareholder, the Board of Trustees, or, in case the Board of Trustees does not act, the President, the Secretary or any Vice President, shall establish reasonable standards governing, without limitation, the information and documents to be made available for inspection and the time and the location, if appropriate, of producing such information and documents for review. Unless authorized by the Board of Trustees, the President, Secretary or any Vice President of the Trust or otherwise required by law, no Shareholder shall be entitled to receive copies of any records of the Trust. Any Shareholder claiming a right to receive copies of any record of the Trust shall make a demand, in writing, by letter to the Secretary of the Trust stating with specificity (i) the records sought by the Shareholder and (ii) the basis in law for the Shareholder’s entitlement to copies of such records. The Board or the President, Secretary or any Vice President of the Trust may impose reasonable restrictions on the use of such records, including, without limitation, requirements for the maintenance of the confidentiality thereof, and may require payment of a reasonable fee associated with the production and copying of such records. The Trust shall be entitled to reimbursement for its direct, out-of-pocket expenses incurred in declining unreasonable requests (in whole or in part) for information or documents. The Board of Trustees, or, in case the Board of Trustees does not act, the President, the Secretary or any Vice President, may keep confidential from Shareholders for such period of time as the Board of Trustees or such officer, as applicable, deems reasonable any information that the Board of Trustees or such officer, as applicable, reasonably believes to be in the nature of trade secrets or other information that the Board of Trustees or such officer, as the case may be, in good faith believes would not be in the best interests of the Trust to disclose or that could damage the Trust or its business or that the Trust is required by law or by agreement with a third party to keep confidential. A Shareholder that is otherwise eligible under applicable law to inspect the Trust’s books of account, Share ledger, or other specified documents of the Trust shall have no right to make such inspection if the Board of Trustees determines that such Shareholder has an improper purpose for requesting such inspection.

ARTICLE VI

Miscellaneous

6.1 Contracts and Instruments; How Executed. The Board, except as otherwise provided in the Declaration and these By-Laws, may authorize any officer or officers or agent or agents, to enter into any contract or execute any instrument in the name of and on behalf of the Trust and this authority may be general or confined to specific instances.

6.2 Fiscal Year. The fiscal year of the Trust shall be determined by the Board.

6.3 Headings; References. Headings are placed herein for convenience of reference only and shall not be taken as part hereof or control or affect the meaning, construction or effect of this instrument. Whenever the singular number is used herein, the same shall include the plural; and the neuter, masculine and feminine genders shall include each other, as applicable. Any references herein to specific sections of the Delaware Statutory Trust Act, the Code or the 1940 Act shall refer to such sections as amended from time to time or any successor sections thereof.

6.4 Provisions in Conflict with Law or Regulations.

(a)     The provisions of these By-Laws are servable, and if the Board of Trustees shall determine with the advice of counsel, that any of such provision is in conflict with the Declaration, the 1940 Act, the Code, the Delaware Statutory Trust Act, or with other applicable laws and regulations, the conflicting provision shall be deemed not to have constituted a part of these By-Laws from the time when such provisions became inconsistent with such laws or regulations; provided, however, that such determination shall not affect any of the remaining provisions of these By-Laws or render invalid or improper any action taken or omitted prior to such determination.

(b)     If any provision of these By-Laws shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of these By-Laws in any jurisdiction.

(c)      there shall not be applicable to the Trust, (i) the provisions of Section 3540 of Title 12 of the Delaware Code or (ii) any provisions of the laws (statutory or common) of the State of Delaware (other than the Delaware Statutory Trust Act) pertaining to trusts which relate to or regulate (A) the filing with any court or governmental body or agency of trustee accounts or schedules of trustee fees and charges, (B) affirmative requirements to post bonds for trustees, officers, agents or employees of a trust, (C) the necessity for obtaining court or other governmental approval concerning the acquisition, holding or disposition of real or personal property, (D) fees or other sums payable to trustees, officers, agents or employees of a trust, (E) the allocation of receipts and expenditures to income or principal, (F) restrictions or limitations on the permissible nature, amount or concentration of trust investments or requirements relating to the titling, storage or other manner of holding of trust assets, or (G) the establishment of fiduciary or other standards of responsibilities or limitations on the acts or powers of trustees, which are inconsistent with the limitations or liabilities or authorities and powers of the Trustees set forth or referenced in the Declaration of Trust or these Bylaws.

6.5 Depositories. In accordance with the Declaration, the funds of the Trust shall be deposited with such custodians as the Trustees shall designate and shall be drawn out on checks, drafts or other orders signed by such officer, officers, agent or agents (including the adviser, administrator or manager), as the Trustees may from time to time authorize.

6.6 Signatures. All contracts and other instruments shall be executed on behalf of the Trust by its properly authorized officers, agent or agents, as provided in the Declaration or ByLaws or as the Trustees may from time to time by resolution provide.

6.7 Seal. The Trust is not required to have any seal, and the adoption or use of a seal shall be purely ornamental and be of no legal effect. The seal, if any, of the Trust, or any Series of the Trust, if any, may be affixed to any instrument, and the seal and its attestation may be lithographed, engraved or otherwise printed on any document (and it shall be sufficient to include the designation “(SEAL)” to any instrument to which it is intended that the seal be affixed) with the same force and effect as if it had been imprinted and affixed manually in the same manner and with the same force and effect as if done by a Delaware business corporation. The presence or absence of a seal shall have no effect on the validity, enforceability or binding nature of any document or instrument that is otherwise duly authorized, executed and delivered.

6.8 No Fiduciary Duty. Except to the extent required by applicable law or expressly stated herein, nothing in these By-Laws shall be deemed to create any fiduciary duty or other legal duty or obligation on the part of the Trustees or Trust officers to the Trust, the Shareholders, or any other person.

6.9 Litigation. To the maximum extent permitted by law, the Trustees shall have full power and authority, in the name and on behalf of the Trust, to engage in and to prosecute, defend, compromise, settle, abandon, or adjust by arbitration or otherwise, any actions, suits, proceedings, disputes, claims and demands relating to the Trust or arising out of or relating to the Trustees’ service to the Trust, and out of the assets of the Trust to pay or to satisfy any liabilities, losses, debts, claims or expenses (including without limitation attorneys’ fees) incurred in connection therewith, including those of litigation, and such power shall include without limitation the power of the Trustees or any committee thereof, to dismiss or terminate any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by any party, including a Shareholder in its own name or in the name of the Trust, whether or not the Trust or any of the Trustees may be named individually therein or the subject matter arises by reason of business for or on behalf of the Trust. To the maximum extent permitted by law, any exercise of the power described herein shall be final, binding on all parties (including Shareholders), and judicially unreviewable.

6.10 Derivative Actions.

(i)	To the maximum extent permitted by law, no Shareholder or group of Shareholders shall have the right to bring or maintain any court action, proceeding or claim on behalf of the Trust without first making demand on the Trustees requesting the Trustees to bring or maintain such action, proceeding or claim. To the maximum extent permitted by law, such demand shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees, unless the plaintiff makes a specific showing that such demand is not likely to succeed and irreparable nonmonetary injury to the Trust that the plaintiff could not reasonably have prevented would otherwise result. To the maximum extent permitted by law, for purposes of this Section 6.10 , a demand on the Trustees shall only be deemed not likely to succeed if a majority of the Trustees, or a majority of any committee established to consider the merits of the action, are “interested persons” of the Trust, as that term is defined in the 1940 Act. Such demand shall be mailed to the Secretary of the Trust at the Trust’s principal office and shall set forth with particularity the nature of the proposed court action, proceeding or claim and the essential facts relied upon by the Shareholder(s) to support the allegations made in the demand. Such demand shall also be executed by or on behalf of no fewer than three complaining Shareholders, each of which shall be unaffiliated and unrelated to any other complaining Shareholder executing such demand. The Trustees shall consider such demand within a time frame that the Trustees in their discretion consider reasonable and appropriate. In their sole discretion, the Trustees may submit the matter to a vote of Shareholders of the Trust. To the maximum extent permitted by law, any decision by the Trustees to bring, maintain or settle (or not to bring, maintain or settle) such action, proceeding or claim, or to submit the matter to a vote of Shareholders, shall be final and binding upon the Shareholders, and judicially unreviewable.

(ii)	To the maximum extent permitted by law, no Shareholder (or group of Shareholders) may bring or maintain a direct action or claim claiming injury as a Shareholder (or Shareholders) of the Trust when the matters alleged (if true) would give rise to a claim by the Trust or the Trustees, other than a direct action or claim that the Shareholder (or group of Shareholders) has suffered an injury distinct from that suffered by Shareholders of the Trust generally, unless the Shareholder (or group of Shareholders) has obtained authorization from the Trustees to bring the action or claim. Further, to the maximum extent permitted by law, no Shareholder (or group of Shareholders) may bring or maintain a direct action or claim against the Trust or the Trustees predicated upon an express or implied right of action under the Declaration of Trust, these Bylaws or the 1940 Act (excepting rights of action permitted under Section 36(b) of the 1940 Act), nor shall any Shareholder (or group of Shareholders) who is similarly situated to one or more other Shareholders with respect to the alleged injury, have the right to bring such an action or claim, unless the Shareholder (or group of Shareholders) has obtained authorization from the Trustees to bring the action or claim. To the maximum extent permitted by law, the requirement of authorization under this paragraph shall not be excused under any circumstances (excepting rights of action permitted under Section 36(b) of the 1940 Act), including claims of alleged interest on the part of the Trustees. A request for authorization shall be mailed to the Secretary of the Trust at the Trust’s principal office and shall set forth with particularity the nature of the proposed action, proceeding or claim and the essential facts relied upon by the Shareholder (or group of Shareholders) to support the allegations made in the request. The Trustees shall consider such request within a time frame that the Trustees in their discretion consider reasonable and appropriate. In their sole discretion, the Trustees may submit the matter to a vote of Shareholders of the Trust. To the maximum extent permitted by law, any decision by the Trustees to settle or to authorize (or not to settle or to authorize) such court action, proceeding or claim, or to submit the matter to a vote of Shareholders, shall be binding upon the Shareholder (or group of Shareholders). A Shareholder bringing a direct action or claim must be a Shareholder at the time of the injury complained of, or acquire the Shares afterwards by operation of law from a person who was a Shareholder at that time.

(iii)	To the maximum extent permitted by law, each Shareholder acknowledges and agrees that any alleged injury to Trust property any diminution in the value of the Shareholder’s shares, or any other claim arising out of or relating to an allegation regarding the actions, inaction, or omissions of or by the Trustees, the Trust’s officers, or a service provider is a legal claim belonging only to the Trust and not to the Shareholders individually. Accordingly, all Shareholders agree to bring any and all such claims pursuant only to the provisions of this Section 6.10

(iv)	In addition to satisfying the requirements set forth in these Bylaws and any requirements applicable to shareholders of Delaware statutory trusts that are not inconsistent with the terms of these Bylaws, a Shareholder or Shareholders may bring a derivative action on behalf of the Trust only if the following conditions are met:

a.	A Shareholder or Shareholders eligible to bring such derivative action must collectively hold Shares representing ten percent (10%) or more of the all Shares issued and outstanding; and

b.	The Trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and shall require an undertaking by the Shareholder (or Shareholders) making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

(v)	For purposes of this Section 6.10, the Trustees may designate a committee to consider a Shareholder demand. Such committee shall be entitled to retain counsel or other advisers in considering the merits of the request and shall require an undertaking by the Shareholder (or Shareholders) making such request to reimburse the Trust for the expense of any such advisers in the event that the committee determines not to bring such action.

6.11 Exclusive Forum for Certain Litigation. Unless the Trust consents, in advance and in writing to the selection of an alternative forum, and to the fullest extent permitted by law, the United States District Court for the District of Massachusetts sitting in Boston, Suffolk County, Massachusetts, or the Courts of the Commonwealth of Massachusetts sitting in Boston, Suffolk County, Massachusetts, shall be the sole and exclusive forum for any action or dispute arising out of, relating to, or connected in any way with, the Trust, including, but not limited to (a) any derivative action or proceeding brought in the right or on behalf of the Trust, (b) any action asserting a claim of breach of (i) any duty owed by any Trustee, officer, employee or agent of the Trust to the Trust or to the Shareholders of the Trust or (ii) a standard of conduct applicable to trustees, (c) any action asserting a claim against the Trust or any Trustee, officer, employee or agent of the Trust arising under, pursuant to, or connected in any way to any provision of the Delaware Law, the Declaration, these By-Laws, the internal affairs of the Trust, or federal law, including the 1940 Act, or (d) any other action or suit asserting any kind of claim against the Trust or any Trustee, officer, employee or agent of the Trust, whether or not that claim is governed by the internal affairs doctrine. Any person or entity purchasing or otherwise acquiring any interest in Shares shall be deemed to have notice of and consented to the provisions hereof.

ARTICLE VII

Stock Transfers

7.1 Transfer Agents, Registrars and the Like. As provided in Section 5.7 of the Declaration, the Trustees shall have authority to employ and compensate such transfer agents and registrars with respect to the Shares of the various Series, if any, of the Trust as the Trustees shall deem necessary or desirable. In addition, the Trustees shall have power to employ and compensate such dividend disbursing agents, warrant agents and agents for the reinvestment of dividends as they shall deem necessary or desirable. Any of such agents shall have such power and authority as is delegated to any of them by the Trustees.

7.2 Transfer of Shares. The Shares of the Trust shall be transferable on the books of the Trust only upon delivery to the Trustees or a transfer agent of the Trust of proper documentation as provided in Section 5.8 of the Declaration. The Trust, or its transfer agents, shall be authorized to refuse any transfer unless and until presentation of such evidence as may be reasonably required to show that the requested transfer is proper.

7.3 Registered Shareholders. The Trust may deem and treat the holder of record of any Shares as the absolute owner thereof for all purposes and shall not be required to take any notice of any right or claim of right of any other Person.

ARTICLE VIII

Amendment of By-Laws

8.1 Amendment and Repeal of By-Laws. In accordance with Section 3.8 of the Declaration, only the Trustees shall have the power to amend or repeal the By-Laws or adopt new By-Laws at any time provided, however, that no By-Law may be amended, adopted or repealed by the Trustees if such amendment, adoption or repeal requires, pursuant to law, the Declaration, or these By-Laws, a vote of the Shareholders. Action by the Trustees with respect to the By-Laws shall be taken by an affirmative vote of a majority of the Trustees and 3/4 of the Continuing Trustees. The Trustees shall in no event adopt By-Laws which are in conflict with the Declaration, and any apparent inconsistency shall be construed in favor of the related provisions in the Declaration.

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